CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 2,374,518	$ 341,078	¥ 2,469,451	¥ 1,082,907
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	299,504	43,021	192,749	46,586
Provision for accounts receivable	261,882	37,617	106,652
Depreciation and amortization	57,712	8,290	42,162	22,555
Amortization of right-of-use asset and interest of leasing liabilities	49,373	7,092
Change in fair value of short term investments	13,028	1,871	(16,460)	(3,875)
Gain from disposal of investments	(10,614)	(1,525)
Change in fair value of investments			77
Net gain from investment in loans	(1,106,669)	(158,963)	(256,108)	(31,377)
Share-based compensation	42,260	6,070	50,319	106,152
Impairment of intangible assets	4,600	661
Changes in operating assets and liabilities:
Accounts receivable	(332,145)	(47,710)	(746,753)	(3,578)
Quality assurance receivable	(1,585,276)	(227,711)	(911,597)	(865,957)
Financial guarantee derivative assets and discretionary payment	56,287	8,085	(379,717)	490,721
Deferred tax assets	(6,977)	(1,002)	(27,705)	(112,583)
Amounts due from related party	2,830	407	(2,830)	(123)
Contract assets	91,548	13,150	(59,019)
Prepaid expenses and other assets	(1,090,910)	(156,699)	(115,017)	(70,703)
Deferred revenue				102,198
Payable to platform customers	(220,404)	(31,659)	(208,932)	692,307
Quality assurance payable	956,774	137,432	1,756,535	1,589,140
Payroll and welfare payable	(11,569)	(1,662)	31,423	72,297
Taxes payable	(96,803)	(13,905)	(32,042)	171,934
Contract liabilities	(109,741)	(15,763)	(97,080)
Amounts due to related party	4,309	619	(11,972)	(3,539)
Leasing liabilities	(51,370)	(7,379)
Deferred tax liabilities	98,858	14,200	84,124	15,940
Accrued expenses and other liabilities	93,473	13,427	16,696	108,449
Net cash provided by operating activities	(215,522)	(30,958)	1,884,956	3,409,451
Cash flows from investing activities:
Collection of loans originated and held by the Group	10,520,227	1,511,136	2,805,940	368,953
Investment in loans originated and held by the Group	(12,128,140)	(1,742,098)	(4,331,811)	(1,022,937)
Investment in convertible loan	(20,000)	(2,873)
Proceeds from disposal of investments	21,508	3,089
Purchase of investments	(803,691)	(115,443)	(155,286)	(9,953)
Proceeds from short-term investments	5,532,569	794,704	13,122,058	6,485,536
Purchase of short-term investments	(3,902,033)	(560,492)	(12,799,210)	(8,147,450)
Purchase of property, equipment and software	(48,659)	(6,989)	(83,584)	(90,871)
Proceeds from disposal of a subsidiary				6,000
Acquisition of intangible assets			(5,120)
Cash paid for business combinations, net of cash acquired				(40,078)
Net cash used in investing activities	(828,219)	(118,966)	(1,447,013)	(2,450,800)
Cash flows from financing activities:
Cash paid for repurchase of preferential beneficiaries of consolidated trusts	(7,948)	(1,143)	(47,173)	(31,250)
Cash received from short-term borrowings	235,000	33,757	87,010
Repayment of short-term borrowings	(25,000)	(3,591)	(63,685)
Cash paid for dividends	(390,715)	(56,123)
Repurchase of ordinary shares	(42,276)	(6,073)	(452,262)
Proceeds from exercise of share-based compensation plans	31,592	4,538	14,009
Capital injection from non-controlling interest			1,458
Proceeds from issuance of ordinary shares, net				1,677,222
Net cash provided by financing activities	1,749,512	251,301	530,097	2,132,933
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,253	1,618	41,977	(15,445)
Net increase in cash, cash equivalents and restricted cash	717,024	102,995	1,010,017	3,076,139
Cash, cash equivalents and restricted cash at beginning of year	5,293,721	760,395	4,283,704	1,207,565
Cash, cash equivalents and restricted cash at end of year	6,010,745	863,390	5,293,721	4,283,704
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including paid to investors of consolidated trusts	(94,957)	(13,640)	(58,312)	(5,376)
Cash paid for income taxes	(145,825)	(20,946)	(180,233)	(216,060)
Supplemental disclosure of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value				3,073,471
Payable for purchase of property, equipment and software	292	42	917	6,585
Payable for repurchase of ordinary shares	4,897	703
Receivable from exercise of share-based incentive plans	3,150	452	788
Consolidated Trust [Member]
Cash flows from financing activities:
Cash received from investors	3,437,160	493,717	1,183,580	555,500
Cash paid to investors	¥ (1,488,301)	$ (213,781)	¥ (192,840)	¥ (68,539)